IMPAIRMENT REVIEW (Tables)	12 Months Ended
Dec. 31, 2017
IMPAIRMENT REVIEW
Schedule of impairment loss by CGU
	Turkmenistan	NVision Czech Republic
Property, plant and equipment	3,063	564
Other intangible assets	141	7

Total	3,204	571

Schedule of OIBDA margin utilized for value in use calculation of related CGUs

CGU	December 31, 2017	December 31, 2016
Russia convergent	38.0% - 39.1%	34.6% - 37.0%
Armenia	40.2% - 41.2%	42.0% - 45.0%
Moscow fixed line	41.0% - 48.5%	42.2% - 51.0%
Ukraine	31.4% - 40.6%	40.6% - 46.5%
NVision Czech Republic	4.2%	5.5% - 6.8%

Schedule of capital expenditure as a percentage of revenue utilized for value in use calculation of related CGUs
CGU	December 31, 2017	December 31, 2016
Russia convergent	17.2%	18.8%
Armenia	17.8%	11.9%
Moscow fixed line	20.6%	17.5%
Ukraine	22.7%	19.9%
NVision Czech Republic	2.5%	2.7%

Schedule of pre-tax rates for discounting cash flows in functional currencies of related CGUs
CGU	December 31, 2017	December 31, 2016
Russia convergent	1%	1%
Armenia	nil	nil
Moscow fixed line	1%	1%
Ukraine	3%	3%
NVision Czech Republic	2%	2%

Schedule of terminal growth rate utilized for value in use calculation of related CGUs
CGU	December 31, 2017	December 31, 2016
Russia convergent	16.0%	15.1%
Armenia	15.2%	15.5%
Moscow fixed line	14.5%	13.7%
Ukraine	20.8%	21.6%
NVision Czech Republic	8.7%	8.7%

NVision Czech Republic
IMPAIRMENT REVIEW
Schedule of assumptions used in the impairment review of the CGU
	Increase by 1 pps	Decrease by 1 pps
Pre-tax discount rate	(127)	172
OIBDA margin	523	(523)
Average capital expenditure as a percentage of revenue	(523)	523